Investment Objectives and Goals - MassMutual Advantage Funds_Pro	Sep. 30, 2025
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks current income exempt from U.S. federal income tax.
MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks current income exempt from U.S. federal income tax.
MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks high current income exempt from U.S. federal income tax. The Fund’s secondary investment objective is total return.
MML Barings Global Floating Rate Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks a high level of current income. Preservation of capital is a secondary goal.
MML Barings Unconstrained Income Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks an absolute return, primarily through current income and secondarily through capital appreciation.